UNITED STATES
SECURITIES AND EXCHANGE COMMISSION	OMB APPROVAL
Washington, DC 20549	OMB Number: 3235-0578
Expires: February 28, 2006
FORM N-Q	Estimated average burden
hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31/06

Date of Reporting Period: 8/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—82.5%
	Buffalo Municipal Water Finance Auth., Water System Rev. Ser. B (FSA),
$250	5.00%, 7/1/27	Aaa/AAA	$265,393
1,000	5.125%, 7/1/32	Aaa/AAA	1,062,830
5,000	City of New York, GO, 5.00%, 6/1/33, Ser. O	A1/A+	5,267,550
2,130	City of Yonkers, GO, 5.00%, 8/1/35, Ser. B (MBIA)	Aaa/AAA	2,282,870
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32 (Pre-refunded @ %101, 7/15/10) (a)	Ba1/AAA	11,568,900
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,951,510
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,773,900
7,000	Metropolitan Transportation Auth. Service
	Contract Rev., 5.35%, 7/1/31, Ser. B	A2/AAA	7,580,440
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/A+	4,185,400
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A2/BBB+	1,157,673
2,000	5.45%, 2/15/26	A2/BBB+	2,123,540
	New York City Industrial Dev. Agcy., Civic Fac. Rev.,
1,500	Staten Island Univ. Hospital, 5.00%, 7/1/27	Aa2/NR	1,617,405
1,235	United Jewish Appeal Fed., 6.45%, 7/1/32	B2/NR	1,263,170
1,000	New York City Industrial Dev. Agcy. Rev., Eger Harbor,
	4.95%, 11/20/32 (GNMA)	NR/AA+	1,051,650
3,055	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 4.75%, 6/15/25, Ser. D (MBIA-IBC)	Aaa/AAA	3,122,546
10,000	New York City Transitional Finance Auth. Rev.,
	5.00%, 11/1/27, Ser. B	Aa1/AAA	10,622,600
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,826,188
	Sachem Central School Dist. of Holbrook, GO (MBIA),
3,445	5.00%, 6/15/28	Aaa/AAA	3,692,075
2,895	5.00%, 6/15/29	Aaa/AAA	3,098,634
7,500	State Dormitory Auth. Lease Rev., State Univ.
	Dormitory Facs., 5.00%, 7/1/32 (Pre-refunded @ $100, 7/1/12) (a)	A1/AA-	8,272,575
	State Dormitory Auth. Rev.,
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,697,032
4,315	Court Facs. Lease, 5.50%, 5/15/32 (AMBAC)	Aaa/AAA	5,241,517
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,146,180
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Baa2/NR	5,550,849
1,400	Long Island Univ., 5.25%, 9/1/28 (Radian)	Baa3/AA	1,481,396
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	9,275,154
3,225	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	3,295,692
3,000	NYSARC, 5.00%, 7/1/34, Ser. A (FSA)	NR/AAA	3,203,760
5,000	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (FHA-AMBAC)	Aaa/AAA	5,243,450
1,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	1,564,965
8,600	State Personal Income Tax,
	5.00%, 3/15/32 (Pre-refunded @ $100, 3/15/13)(a)	A1/AA	9,500,764
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,346,825
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,498,957
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,154,920

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(0000)		(Moody's/S&P)	Value*

$2,000	State Environmental Facs. Corp., State Clean
	Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	$2,132,260
5,000	State Municipal Board Bank Agcy. Special School
	Purpose Rev., 5.00%, 6/1/23, Ser. C	NR/A+	5,271,700
6,100	State Urban Dev. Corp. Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1 (Pre-refunded @ $100, 3/15/13)(a)	A1/AA	6,738,914
	Tobacco Settlement Asset Backed, Inc. Rev., Ser. 1,
25,000	5.75%, 7/15/32	Baa3/BBB	26,477,000
10,000	6.375%, 7/15/39	Baa3/BBB	10,627,600
4,700	Triborough Bridge & Tunnel Auth. Rev., 5.00%,
	1/1/32, Ser. A (FGIC-TCRS)	Aaa/AAA	4,935,799
2,000	Warren & Washington Cnty. Industrial Dev. Agcy.
	Fac. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,110,300
750	Westchester Cnty. Industrial Dev. Agcy.
	Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	787,710

	Total New York Municipal Bonds & Notes (cost—$187,157,656)		201,069,593

OTHER MUNICIPAL BONDS & NOTES—5.1%
	California—1.6%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,500,835
3,000	zero coupon, 8/1/25	Aaa/AAA	1,220,550
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,283,050

			4,004,435

	Colorado—0.1%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	99,238

	Puerto Rico—3.4%
5,675	Children's Trust Fund Tobacco Settlement Rev.,
	5.625%, 5/15/43	Baa3/BBB	5,933,212
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D	Baa2/A	1,590,630
750	Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	796,815

			8,320,657

	Total Other Municipal Bonds & Notes (cost—$11,315,410)		12,424,330

NEW YORK VARIABLE RATE NOTES (b)(c)(d)—9.3%
6,994	Long Island Power Auth. Electric System Rev.,
	12.84%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	8,566,181
	New York City Municipal Water Finance Auth., Water & Sewer Syst. Rev.,
1,250	10.599%, 6/15/32	NR/NR	1,479,000
3,750	11.099%, 6/15/34	NR/NR	4,687,050

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$1,950	New York City Trust for Cultural Resources Rev.,
	10.585%, 2/1/34, (FGIC)	NR/NR	$2,415,075
2,475	State Dormitory Authority Rev., 10.291%, 5/15/31 (AMBAC)	NR/AAA	4,062,911
1,250	State Dormitory Authority Rev., Drivers,
	11.697%, 6/1/13, Ser. 931 (Radian)	Aa3/NR	1,515,850

	Total New York Variable Rate Notes (cost—$20,871,131)		22,726,067

OTHER VARIABLE RATE NOTES (b)(c)(d)—1.9%
	California—1.0%
1,800	State Economic Recovery, GO, 15.495%, 1/1/10, Ser. 935	Aa3/NR	2,576,250

	Puerto Rico—0.9%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB	2,107,594

	Total Other Variable Rate Notes (cost—$4,412,748)		4,683,844

NEW YORK VARIABLE RATE DEMAND NOTES (d)(e)—0.3%
700	City of New York, GO, 2.30%, 9/1/05	VMIG1/A-1+	700,000
100	New York City Transitional Finance Auth., GO, 2.25%, 9/1/05	VMIG1/A-1	100,000

	Total New York Variable Rate Demand Notes (cost—$800,000)		800,000

U.S. TREASURY BILLS (f)—1.0%
2,505	2.92%-3.28%,9/1/05-9/15/05 (cost—$2,502,347)		2,502,119

	Total Investments before options written (cost—$227,059,292)—100.1%		244,205,953

OPTIONS WRITTEN (g)—(0.1)%
Contracts
	CALL OPTIONS—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
157	strike price $112, expires 11/22/05		(176,625)
199	strike price $113, expires 11/22/05		(136,812)

			(313,437)

	PUT OPTIONS—(0.0)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
263	strike price $105.50, expires 11/22/05		(16,437)
233	strike price $106, expires 11/22/05		(21,844)

			(38,281)

	Total Options Written (premiums received—$239,950)		(351,718)

	Total Investments net of options written (cost-$226,819,342)—100.0%		$243,854,235

Other Investments:
Futures contracts outstanding at August 31, 2005:
		Notional		Unrealized
		Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)

Long:	U.S. Treasury 5 Year Note	$(23,300)	12/20/05	$269,406
Short:	U.S. Treasury 20 Year Bond	(18,600)	9/21/05	(326,203)
	U.S. Treasury 20 Year Bond	(5,400)	12/20/05	(18,563)

				$(75,360)

*
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, maybe fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	Pre-refunded bonds — collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)
144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)
Variable Rate Notes — Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect of August 31, 2005.

(e)	Maturity date shown is date of next call.
(f)	All or partial amount segregated as initial margin on futures contracts.
(g)	Non-income producing.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
FSA — insured by Financial Security Assurance, Inc.
GNMA — insured by Government National Mortgage Association
GO — General Obligation Bond
IBC — Insurance Bond Certificate
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
Radian — insured by Radian Guaranty, Inc.
TCRS — insured by Temporary Custodian Receipts

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005